Condensed Consolidated Statement of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Revenue:
License and research revenue	$ 2,110	$ 3,214
Product sales and services	3,378	1,624
Other revenues	1,872	1,926
Total revenue	7,360	6,764
Costs and expenses:
Cost of goods and services sold	(1,318)	(1,371)
Research and development	(5,985)	(7,758)
Selling, general and administrative	(5,183)	(2,526)
Remeasurement of acquisition liabilities	5,080	0
Total	(7,406)	(11,655)
Profit (loss) from operations	(46)	(4,891)
Interest income net	166	128
Foreign exchange gain (loss)	(133)	(240)
Other income (loss)	67	99
Income (loss) before income taxes	54	(4,904)
Income tax	(42)	(23)
Net income (loss)	$ 12	$ (4,927)
Earnings (loss) per share
Basic earnings (loss) per ordinary share (in dollars per share)	$ 0.00	$ (0.20)
Diluted earnings (loss) per share (in dollars per share)	$ 0.00	$ (0.20)
Weighted average number of shares outstanding (in thousands) :
Basic (in shares)	25,012	24,646
Diluted (in shares)	25,012	24,646